Warrant Liability (Details) - $ / shares	1 Months Ended	9 Months Ended	12 Months Ended
	Jun. 25, 2013	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Warrant [Member]
Summary of assumptions used in connection with the valuation of warrants issued
Number of shares underlying the warrants	541,685	303,694	303,693	472,336	530,944
Exercise price	$ 16.50	$ 5.10	$ 5.10	$ 6.10	$ 16.50
Volatility	140.00%	90.00%	98.00%	128.00%	135.00%
Risk-free interest rate	1.49%	0.68%	1.19%	1.38%	1.75%
Expected dividend yield	0.00%	0.00%	0.00%	0.00%	0.00%
Expected warrant life (years)	5 years	1 year 8 months 23 days	2 years 5 months 23 days	3 years 6 months	4 years 6 months
Stock price	$ 9.60	$ 7.70	$ 11.30	$ 9.80	$ 18.00
Exercised During 2015 [Member]
Summary of assumptions used in connection with the valuation of warrants issued
Number of shares underlying the warrants			168,643
Exercise price			$ 6.10
Volatility			98.00%
Risk-free interest rate			1.19%
Expected dividend yield			0.00%
Expected warrant life (years)			2 years 5 months 23 days
Exercised During 2015 [Member] | Maximum [Member]
Summary of assumptions used in connection with the valuation of warrants issued
Volatility			119.00%
Risk-free interest rate			1.06%
Expected warrant life (years)			3 years 3 months 29 days
Stock price			$ 2.22
Exercised During 2015 [Member] | Minimum [Member]
Summary of assumptions used in connection with the valuation of warrants issued
Volatility			117.00%
Risk-free interest rate			0.81%
Expected warrant life (years)			3 years 4 days
Stock price			$ 1.69